Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

7. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of
	December 31, 2024	December 31, 2025
Salary and welfare payables	$38,011	$15,466
Deposits from customers	24,660	48,088
Other tax payable	32,682	14,543
Service payable	39,028	35,546
Staff reimbursements	24,550	1,358
Total	$158,931	$115,001